Schedule of investments
Optimum International Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.41%Δ
Australia − 4.63%
Ampol	22,584	$ 556,344
Aristocrat Leisure	226,494	6,300,336
Base Resources	470,327	49,678
BlueScope Steel	264,082	4,211,033
Brambles	139,380	1,291,735
Champion Iron	22,450	128,355
Cochlear	3,627	738,198
CSR	23,001	103,449
EBOS Group	47	1,055
Electro Optic Systems Holdings †	36,275	25,708
Enero Group	23,974	25,322
Fortescue	58,384	1,154,583
Iluka Resources	40,247	181,014
New Hope	226,057	794,880
Northern Star Resources	183,321	1,705,214
Nufarm	209,710	745,974
OceanaGold	26,300	50,415
Orica	56,364	612,243
Orora	42,589	75,458
Pro Medicus	689	44,994
Qantas Airways †	17,682	64,705
Ramelius Resources	118,448	136,007
REA Group	2,793	344,781
Red 5 †	199,069	42,053
Regis Resources †	58,784	87,327
Rio Tinto	101,833	7,583,000
Rio Tinto ADR	47,944	3,569,910
South32	802,163	1,820,291
Stanmore Resources	74,795	204,386
Wagners Holding †	20,675	14,089
Washington H Soul Pattinson & Co.	18,648	416,431
Whitehaven Coal	600,510	3,044,579
		36,123,547
Austria − 0.09%
ANDRITZ	5,004	311,563
OMV	4,423	194,188
Raiffeisen Bank International	877	18,076
Verbund	1,191	110,509
Zumtobel Group	3,911	27,114
		661,450
Brazil − 2.29%
CSN Mineracao	163,967	264,299
Gerdau ADR	133,208	646,059
MercadoLibre †	10,777	16,936,487
		17,846,845
Canada − 4.07%
AbCellera Biologics †	119,399	681,768
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
ADENTRA	1,925	$ 46,445
Bird Construction	33,900	368,409
Calfrac Well Services †	8,609	29,042
Calibre Mining †	82,855	85,040
Canfor †	6,200	83,521
Cascades	36,700	352,584
Celestica †	54,897	1,607,904
CES Energy Solutions	22,773	59,294
Cogeco	1,000	43,146
Constellation Software	2,503	6,205,827
Crew Energy †	9,925	34,006
DRI Healthcare Trust	5,500	51,802
Empire Class A	13,800	365,035
Ensign Energy Services †	15,700	25,711
Fairfax Financial Holdings	200	184,523
Finning International	43,100	1,246,437
Hammond Power Solutions	1,223	75,408
iA Financial	22,000	1,499,762
Leon's Furniture	2,300	31,522
Linamar	1,191	57,543
Lumine Group †	147,948	3,338,474
Major Drilling Group International †	23,788	165,343
Martinrea International	25,979	281,151
MEG Energy †	193,100	3,449,437
Mullen Group	7,400	78,409
Neo Performance Materials	2,852	16,423
North American Construction Group	7,641	159,315
North West	2,100	62,237
PHX Energy Services	10,600	64,798
Pizza Pizza Royalty	11,000	122,199
Precision Drilling †	1,008	54,742
Russel Metals	2,600	88,357
Shopify Class A †	53,613	4,176,453
TFI International	15,300	2,081,183
TMX Group	168,240	4,069,350
Torex Gold Resources †	10,373	114,451
Total Energy Services	7,700	43,932
Transat AT †	8,134	22,897
Victoria Gold †	5,100	26,788
Wajax	1,700	38,836
Winpak	3,300	101,860
		31,691,364
China/Hong Kong − 10.37%
37 Interactive Entertainment Network Technology Group Class A	268,300	711,588
Agricultural Bank of China Class H	7,090,000	2,733,035
NQ- OPTIE [1223] 0224 (3376036)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
AIA Group	1,063,200	$ 9,265,641
Alibaba Group Holding	249,300	2,413,662
Asia Cement China Holdings	138,983	43,429
Autohome ADR	25,722	721,759
Bank of Communications Class H	552,000	344,271
Baoxiniao Holding Class A	471,700	377,775
Build King Holdings	73,424	10,814
BYD Electronic International	119,000	557,777
Canny Elevator Class A	331,000	350,966
Changjiang Publishing & Media Class A	784,100	823,658
Chengdu Kanghong Pharmaceutical Group Class A	183,500	477,107
China CITIC Bank Class H	1,673,000	788,454
China Construction Bank Class H	13,324,000	7,934,507
China Display Optoelectronics Technology Holdings †	311,330	8,213
China Minsheng Banking Class H	2,913,500	988,766
China Pacific Insurance Group Class H	685,400	1,383,352
Chongqing Rural Commercial Bank Class H	60,502	23,477
Consun Pharmaceutical Group	44,000	26,878
Dah Sing Financial Holdings	30,000	61,472
Focus Technology Class A	34,900	163,029
Ganyuan Foods Class A	32,000	322,428
G-bits Network Technology Xiamen Class A	12,900	445,849
GigaCloud Technology Class A †	2,580	47,201
Guangdong Vanward New Electric Class A	231,200	290,785
Hisense Visual Technology Class A	119,100	350,976
HLA Group Class A	1,385,898	1,449,954
HUANLEJIA Food Group Class A	97,400	191,856
Industrial & Commercial Bank of China Class H	2,623,000	1,283,199
Jiutian Chemical Group	1,258,400	24,791
JOYY ADR	17,282	686,095
Lenovo Group	1,622,000	2,268,328
Meituan Class B †	145,690	1,528,080
Milkyway Chemical Supply Chain Service Class A	18,200	136,548
MINISO Group Holding ADR	46,456	947,702
Natural Food International Holding †	344,000	20,045
NetEase	79,100	1,424,276
New China Life Insurance Class H	600,700	1,170,859
Neway Valve Suzhou Class A	64,500	126,050
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Olympic Circuit Technology Class A	105,700	$ 272,440
Opple Lighting Class A	216,899	531,528
Orient Overseas International	11,991	167,384
Pacific Basin Shipping	57,232	18,837
PAX Global Technology	104,968	81,329
PDD Holdings ADR †	10,220	1,495,288
Perennial Energy Holdings	226,875	24,697
PetroChina Class H	8,868,000	5,860,137
Ping An Insurance Group Co. of China Class H	460,500	2,084,738
Prosus †	90,417	2,693,531
Quectel Wireless Solutions Class A	13,600	103,071
Shenzhen Fuanna Bedding and Furnishing Class A	191,500	241,663
Shenzhen Laibao Hi-tech Class A	558,300	837,584
Silergy	188,000	3,062,837
Sinopec Engineering Group Class H	34,001	17,417
SITC International Holdings	208,000	359,075
TAL Education Group ADR †	26,189	330,767
Ten Pao Group Holdings	28,685	3,747
Tencent Holdings	115,200	4,331,526
Tencent Music Entertainment Group ADR †	448,230	4,038,552
Tian Di Science & Technology Class A	416,400	319,395
Time Publishing and Media Class A	69,300	106,409
Trip.com Group ADR †	7,743	278,825
United Laboratories International Holdings	222,000	199,298
Universal Scientific Industrial Shanghai Class A	300,700	640,644
Vipshop Holdings ADR †	153,207	2,720,956
Weibo ADR	15,910	174,215
Wuxi Biologics Cayman †	393,000	1,489,761
Xiamen Comfort Science & Technology Group Class A	297,700	314,818
Xiamen Jihong Technology Class A	203,300	589,358
Xiangpiaopiao Food Class A	96,700	233,699
Xiaomi Class B †	306,400	612,133
Yangzijiang Shipbuilding Holdings	510,800	576,694
Yue Yuen Industrial Holdings	21,000	23,236
Yutong Bus Class A	660,300	1,233,605
Zhejiang Publishing & Media Class A	469,500	505,764

2    NQ- OPTIE [1223] 0224 (3376036)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Zhejiang Semir Garment Class A	1,354,878	$ 1,102,288
Zhejiang Supor Class A	34,500	257,867
		80,859,765
Denmark − 5.28%
Ambu Class B †	106,444	1,658,286
AP Moller - Maersk Class B	2,461	4,424,384
Chr Hansen Holding	33,014	2,768,156
Demant †	116,432	5,103,717
DSV	32,088	5,633,350
Genmab †	2,272	725,067
Novo Nordisk Class B	121,624	12,573,595
Novozymes Class B	81,340	4,470,105
Pandora	25,300	3,496,373
ROCKWOOL International Class B	1,106	323,642
		41,176,675
Egypt − 0.00%
ElSewedy Electric	13,000	12,027
		12,027
Finland − 0.67%
Cargotec Class B	2,701	157,139
Kone Class B	89,779	4,475,876
Orion Class A	1,418	61,364
Vaisala Class A	805	35,281
Wartsila	34,801	504,244
		5,233,904
France − 5.69%
Aubay	452	20,783
Cie de Saint-Gobain	9,820	722,647
Danone	110,877	7,182,588
Dassault Aviation	4,595	909,019
Dassault Systemes	134,376	6,562,014
Edenred	105,738	6,319,733
Hermes International	3,680	7,795,194
Ipsen	7,085	843,938
Kering	9,186	4,046,213
La Francaise des Jeux	3,442	124,785
LVMH Moet Hennessy Louis Vuitton	4,586	3,714,008
Nexans	21,908	1,916,688
Publicis Groupe	1,033	95,792
Rexel	46,259	1,264,945
Sartorius Stedim Biotech	10,772	2,848,074
		44,366,421
Germany − 6.78%
BioNTech ADR †	20,404	2,153,438
Deutsche Boerse	43,786	9,014,954
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
E.ON	17,731	$ 237,826
Heidelberg Materials	57,502	5,138,017
HOCHTIEF	1,038	114,934
Knorr-Bremse	18,503	1,201,072
Rational	7,014	5,416,302
SAP	138,492	21,324,852
Scout24	112,681	7,981,131
thyssenkrupp	22,911	159,647
Traton	3,233	76,093
Trivago ADR	3,049	7,440
Westwing Group †	2	19
		52,825,725
Greece − 0.07%
National Bank of Greece †	69,547	482,924
Thrace Plastics Holding and Co.	12,866	59,512
		542,436
Hungary − 0.39%
MOL Hungarian Oil & Gas	157,107	1,279,813
OTP Bank	38,678	1,761,570
		3,041,383
India − 3.42%
Acevector Limited =, †, π	225,780	94,774
Acevector Limited Series G =, †, π	74,730	31,369
Angel One	11,904	498,941
AurionPro Solutions	13,221	345,850
Coal India	60,078	271,461
Deccan Cements	1,593	10,814
Gujarat Industries Power	13,155	27,539
Gujarat State Petronet	71,359	262,407
HCL Technologies	17,806	313,715
HDFC Bank	363,509	7,466,648
Hindustan Aeronautics	28,494	960,144
ICICI Lombard General Insurance	197,427	3,369,228
Indian Oil	1,742,618	2,719,250
ITD Cementation India	71,924	246,895
Jindal Saw	24,708	122,347
Kirloskar Industries	1,576	66,898
Mahanagar Gas	7,438	107,306
Mangalore Refinery & Petrochemicals †	179,894	287,848
Mazagon Dock Shipbuilders	36,309	995,235
NCL Industries	11,382	30,413
Oil & Natural Gas	133,431	328,792
Power Finance	124,161	570,867
Power Mech Projects	2,546	131,120
Ramkrishna Forgings	17,952	156,558
Reliance Industries	216,179	6,715,379
Rupa & Co.	325	1,048

NQ- OPTIE [1223] 0224 (3376036)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Savita Oil Technologies	6,402	$ 27,085
Welspun Enterprises	23,788	93,264
WNS Holdings ADR †	4,580	289,456
Wonderla Holidays	13,722	139,019
		26,681,670
Indonesia − 0.48%
ABM Investama	525,200	115,976
Adaro Energy Indonesia	12,846,998	1,985,832
Akasha Wira International †	37,900	23,815
Asuransi Tugu Pratama Indonesia	107,400	7,115
Bank OCBC Nisp	430,693	33,007
Blue Bird	479,300	55,722
Bukit Asam	1,587,300	251,543
Bumitama Agri	97,300	44,604
Golden Agri-Resources	174,300	34,338
Hanjaya Mandala Sampoerna	948,500	55,135
Indo Tambangraya Megah	16,519	27,519
Indo-Rama Synthetics	28,097	5,566
Panin Financial †	10,077,600	172,792
Perusahaan Gas Negara	2,926,720	214,795
Samudera Indonesia	42,480	883
United Tractors	482,700	709,300
		3,737,942
Ireland − 4.44%
CRH	141,194	9,736,536
Experian	147,122	6,004,680
Kingspan Group	93,544	8,096,203
Ryanair Holdings ADR †	80,464	10,730,679
		34,568,098
Israel − 1.57%
Check Point Software Technologies †	37,261	5,693,108
Cognyte Software †	780	5,016
Isracard	0	0
Ituran Location and Control	1,671	45,518
Nice ADR †	7,534	1,503,108
Wix.com †	40,475	4,979,235
		12,225,985
Italy − 1.39%
A2A	141,603	290,604
Assicurazioni Generali	1,200	25,309
Banca Mediolanum	37,213	350,588
Buzzi	2,986	90,783
Ferrari	5,567	1,875,664
FinecoBank Banca Fineco	316,189	4,741,937
Hera	87,461	286,954
Leonardo	33,857	558,217
	Number of shares	Value (US $)
Common StocksΔ (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica	1,044	$ 56,278
Technoprobe †	268,350	2,561,038
		10,837,372
Japan − 11.32%
A&A Material	1,800	15,881
A&D HOLON Holdings	4,800	61,345
Achilles	3,900	42,679
Adastria	3,600	88,723
Advanced Media	6,500	87,450
AGS	3,000	17,723
AIT	4,100	50,189
Akatsuki	2,700	48,485
AlphaPolis †	1,500	24,489
Alps Logistics	3,100	36,518
Amano	3,000	71,106
Amiyaki Tei	1,200	32,553
Anest Iwata	7,200	56,630
ASAHI YUKIZAI	4,000	107,660
Avant Group	2,000	20,170
Avex	4,800	46,570
Axell	1,200	18,366
Axial Retailing	1,000	29,468
Bewith	2,500	36,720
BIPROGY	3,800	118,986
BML	10,600	225,532
Brother Industries	30,200	482,022
Business Brain Showa-Ota	1,800	27,855
Business Engineering	1,100	32,142
Capcom	21,100	681,784
Carlit Holdings	5,000	32,943
Central Glass	3,600	68,043
Central Security Patrols	1,300	23,492
COLOPL	5,200	21,796
Computer Engineering & Consulting	4,100	45,565
Cosel	6,400	62,411
CTI Engineering	2,000	74,610
Dai Nippon Printing	4,300	127,262
Dai Nippon Toryo	4,200	30,383
Dai-Dan	3,400	34,362
Daihatsu Diesel Manufacturing	6,500	45,408
Dai-ichi Life Holdings	28,000	594,156
Dainichiseika Color & Chemicals Manufacturing	2,100	37,621
Daitron	2,300	45,690
Daiwa Industries	4,700	50,333
Densan System Holdings	1,500	29,447
Denso	309,700	4,671,857

4    NQ- OPTIE [1223] 0224 (3376036)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Digital Arts	1,000	$ 36,383
Direct Marketing MiX	10,400	32,601
Disco	100	24,809
Doshisha	6,100	90,159
Eizo	1,500	52,500
Elecom	27,700	344,973
Elematec	5,000	62,163
en Japan	24,100	465,762
ERI Holdings	1,700	20,641
Fabrica Communications	2,500	32,553
FANUC	161,900	4,761,697
Fast Retailing	2,000	496,312
FCC	3,100	38,255
Forum Engineering	7,400	43,718
Fudo Tetra	3,700	59,331
Fuji Seal International	5,400	65,643
Fujimori Kogyo	1,300	34,851
Fujitsu	20,261	3,057,112
Fukushima Galilei	1,100	38,071
Fukuyama Transporting	1,400	40,262
Furyu	9,000	88,979
Fuso Pharmaceutical Industries	600	8,047
Gakujo	2,600	33,321
Glory	4,600	87,824
Hakuhodo DY Holdings	23,700	181,616
Hamakyorex	1,400	39,468
Hanwa	3,300	116,904
Hennge †	3,000	25,681
Hisamitsu Pharmaceutical	4,900	149,815
Hito Communications Holdings	2,900	25,133
Hokkaido Gas	1,600	24,987
H-One	4,900	27,384
Horiba	7,400	578,879
Hosokawa Micron	1,900	53,160
Ichiken	3,100	50,348
Ichikoh Industries	9,200	33,016
Ichiyoshi Securities	1,100	5,516
ID Holdings	3,000	35,851
IG Port	1,200	39,830
I'll	2,300	52,117
I-PEX	9,200	100,613
ISB	3,100	32,253
Itfor	8,900	75,492
ITmedia	3,800	26,357
IwaiCosmo Holdings	3,200	41,713
Iwaki	4,900	72,179
JAC Recruitment	34,000	156,738
Japan Lifeline	6,600	59,119
Japan Medical Dynamic Marketing	4,600	24,762
Japan Post Holdings	15,200	135,776
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Japan Post Insurance	80,100	$ 1,422,485
Japan System Techniques	9,800	209,206
JK Holdings	3,600	26,477
JSP	3,400	44,176
Kanamoto	6,000	124,511
Kato Works	19,900	178,535
Keyence	8,600	3,788,879
Kitz	12,300	105,204
KNT-CT Holdings †	5,100	46,443
Kokuyo	7,400	120,394
Konoike Transport	10,000	138,298
Kyokuto Securities	8,400	57,370
LIFULL	13,500	17,138
Look Holdings	2,200	36,089
Maezawa Industries	4,400	30,613
Maruzen Showa Unyu	3,200	88,738
Marvelous	9,000	45,511
Matching Service Japan	8,100	65,145
Matsuoka	2,400	24,681
Maxell	13,400	148,255
Megachips	5,300	175,915
Meidensha	7,900	136,429
MEITEC Group Holdings	7,100	142,353
Melco Holdings	1,700	41,535
MIMAKI ENGINEERING	3,900	25,585
Mimasu Semiconductor Industry	1,800	40,851
Miroku Jyoho Service	14,900	185,563
Mitani Sangyo	10,400	24,783
Mitsuba	8,000	55,603
Mitsubishi Kakoki Kaisha	1,600	36,936
Mitsubishi Research Institute	6,400	210,156
Miura	5,900	117,498
MIXI	19,200	321,498
MonotaRO	270,700	2,955,622
MORESCO	2,700	24,760
Moriroku Holdings	4,500	88,787
Morito	4,900	44,656
Naigai Trans Line	1,600	26,939
NEC	65,800	3,896,667
NEOJAPAN	3,500	25,319
Nichias	2,700	64,915
NIDEC	54,400	2,197,220
Nihon Chouzai	8,300	82,353
Nihon Kohden	100	3,165
Nihon M&A Center Holdings	501,500	2,766,075
Nihon Parkerizing	6,200	50,040
Nihon Trim	1,000	21,418
Nintendo	79,900	4,170,100
Nippon Shinyaku	5,400	191,336
Nippon Thompson	11,900	47,600

NQ- OPTIE [1223] 0224 (3376036)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Nissan Motor	548,500	$ 2,155,877
Nisshinbo Holdings	39,400	320,090
Nissin	1,500	25,532
Nisso Holdings	14,500	81,755
Nitto Kohki	2,100	27,806
Nitto Seiko	4,900	18,279
NS Solutions	2,000	64,894
Obara Group	900	24,096
Obic	8,500	1,464,592
OBIC Business Consultants	600	27,447
Okabe	5,100	26,477
Okamura	2,700	41,745
Okinawa Financial Group	3,700	61,562
Ono Pharmaceutical	4,600	82,082
Optim †	3,900	22,847
Optorun	2,500	28,918
Oracle	1,200	92,511
Oro	1,600	29,322
Osaki Electric	12,200	55,462
Otsuka	36,400	1,500,661
Persol Holdings	427,400	733,855
PR Times †	2,200	28,194
Prestige International	6,900	29,362
Pronexus	2,600	24,285
QB Net Holdings	2,500	26,596
Rasa	5,300	56,721
Recruit Holdings	134,500	5,688,110
Rheon Automatic Machinery	3,300	35,200
Ricoh	10,600	81,417
Sakata INX	3,000	28,894
Sanken Electric	800	44,113
Sanyo Shokai	6,300	105,983
Sato Shoji	1,000	10,333
SB Technology	1,500	25,266
SCREEN Holdings	31,000	2,622,908
SCSK	19,500	386,681
Seika	1,900	39,779
Sekisui Kasei	7,100	24,472
Shibusawa Warehouse	1,600	33,044
Shibuya	1,400	24,257
Shimano	23,300	3,608,195
Shinagawa Refractories	11,500	140,202
Shindengen Electric Manufacturing	1,400	30,085
Shinnihonseiyaku	2,500	30,514
Shiseido	105,700	3,187,492
Shofu	1,500	29,277
SIGMAXYZ Holdings	1,400	14,397
Sinfonia Technology	2,500	36,933
SMC	8,900	4,782,014
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
SMK	1,300	$ 23,621
SMS	9,100	187,131
Soda Nikka	4,600	34,973
Sodick	12,100	62,560
Softcreate Holdings	2,100	25,617
Solasto	10,600	46,309
Soliton Systems	16,300	160,919
Sony Group	73,800	7,018,851
Space	2,900	19,169
SRA Holdings	3,400	85,965
Star Micronics	10,200	124,353
Step	1,800	24,051
Subaru	77,500	1,421,383
Sugimoto & Co.	1,700	26,923
Sumitomo Seika Chemicals	1,100	38,929
Sun Asterisk †	9,800	67,210
Sun-Wa Technos	100	1,557
Suzuken	8,800	291,399
System Research	2,100	43,072
Systems Engineering Consultants	1,600	58,099
Systena	12,500	27,128
Tadano	5,100	42,645
Taihei Dengyo Kaisha	1,000	31,702
Takashima & Co.	5,200	43,149
Teikoku Electric Manufacturing	3,300	68,972
Tenma	1,400	22,082
T-Gaia	30,550	418,167
TIS	27,900	614,789
TKC	1,700	45,333
TOA ROAD	1,200	56,936
Tochigi Bank	15,400	33,858
Tokyo Rope Manufacturing	4,400	41,660
Tokyo Seimitsu	3,300	202,938
Toli	12,100	27,375
Topy Industries	3,000	54,362
Toyo Engineering †	6,200	34,606
Toyo Kanetsu	2,900	79,596
Transcosmos	3,000	64,149
Trend Micro †	29,800	1,595,251
Trusco Nakayama	7,600	131,841
Tsubakimoto Chain	4,600	131,965
Tsugami	7,200	62,043
Tsuzuki Denki	1,900	30,346
TV Asahi Holdings	7,100	80,920
Ubicom Holdings	4,200	49,715
Unipres	4,200	28,387
UT Group †	1,500	26,000
ValueCommerce	5,900	61,385
Vector	7,200	57,906
Vision †	9,500	82,872

6    NQ- OPTIE [1223] 0224 (3376036)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Warabeya Nichiyo Holdings	7,600	$ 184,610
Will Group	3,200	26,235
Wowow	2,000	15,149
Xebio Holdings	3,700	25,087
YAMADA Consulting Group	2,900	35,191
Yamae Group Holdings	2,200	59,603
Yamaichi Electronics	4,000	54,922
Yorozu	3,800	22,342
Yushin Precision Equipment	6,700	31,694
Zenrin	14,400	89,260
ZIGExN	29,300	110,343
		88,252,063
Malaysia − 0.04%
Fraser & Neave Holdings	12,900	79,056
Hap Seng Plantations Holdings	6,900	2,583
Lingkaran Trans Kota Holdings =, †	42,600	34
Magni-Tech Industries	32,900	13,389
Sarawak Oil Palms	36,100	20,348
Ta Ann Holdings	49,000	39,030
United Plantations	6,700	25,954
YTL	244,500	100,567
		280,961
Mexico − 0.06%
Ternium ADR	11,578	491,718
		491,718
Netherlands − 4.60%
Adyen †	4,351	5,603,514
ASML Holding	7,576	5,701,415
Brunel International	4,026	49,690
EXOR	42,566	4,252,662
IMCD	35,988	6,259,297
Shell	30,481	999,095
Topicus.com †	54,536	3,672,912
Van Lanschot Kempen CVA	1,316	40,896
Wolters Kluwer	65,352	9,285,105
		35,864,586
New Zealand − 0.00%
Air New Zealand	68,235	27,391
		27,391
Norway − 0.28%
Aker Carbon Capture †	1,620,313	2,165,754
Hunter Group	3,214	677
Western Bulk Chartering	8,266	20,340
		2,186,771
	Number of shares	Value (US $)
Common StocksΔ (continued)
Panama − 0.41%
Copa Holdings Class A	29,766	$ 3,164,423
		3,164,423
Philippines − 0.01%
Ginebra San Miguel	33,690	102,637
		102,637
Poland − 0.36%
Bank Millennium †	1,256	2,667
Bank Polska Kasa Opieki	12,233	472,718
PGE Polska Grupa Energetyczna †	8,347	18,409
Powszechna Kasa Oszczednosci Bank Polski †	97,290	1,244,204
Powszechny Zaklad Ubezpieczen	88,044	1,057,714
Santander Bank Polska	244	30,373
Unimot	285	8,982
		2,835,067
Portugal − 0.04%
Jeronimo Martins	11,338	288,382
Sonae	13,626	13,606
		301,988
Republic of Korea − 1.98%
BNK Financial Group	55,107	304,776
Coupang †	190,384	3,082,317
Crown Confectionery	1,504	9,772
Haesung Industrial	1,711	10,699
Hana Financial Group	21,748	729,528
JB Financial Group	46,074	406,193
Keyang Electric Machinery	7,515	10,805
Korean Reinsurance	1,572	8,727
Sambo Corrugated Board †	3,512	25,692
Samsung Electronics	177,518	10,774,782
SeAH Holdings	268	22,474
SGC e Tec E&C	691	10,334
		15,396,099
Russia − 0.00%
MMC Norilsk Nickel PJSC =	10,095	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore − 0.87%
China Aviation Oil Singapore	31,800	21,084
Genting Singapore	1,659,700	1,257,587
Riverstone Holdings	119,000	63,569
Samudera Shipping Line	237,400	118,722
Sea ADR †	43,126	1,746,603
Singapore Airlines	544,200	2,705,021

NQ- OPTIE [1223] 0224 (3376036)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
Singapore Exchange	113,497	$ 845,369
		6,757,955
South Africa − 0.92%
Anglo American	107,826	2,708,401
Discovery	560,846	4,405,213
Exxaro Resources	7,516	84,016
		7,197,630
Spain − 2.14%
Amadeus IT Group	88,956	6,371,409
CaixaBank	77,099	317,133
Cia de Distribucion Integral Logista Holdings	5,763	155,743
Industria de Diseno Textil	225,563	9,818,475
		16,662,760
Sweden − 3.74%
Atlas Copco Class B	632,498	9,368,901
Careium †	276	632
Doro †	416	895
Epiroc Class B	325,985	5,701,316
H & M Hennes & Mauritz Class B	82,263	1,440,533
Instalco	115	466
MIPS	40,969	1,480,580
Paradox Interactive	4	89
SKF Class B	78,384	1,564,408
Volvo Class B	370,785	9,620,658
		29,178,478
Switzerland − 4.85%
ABB	16,345	724,890
Accelleron Industries	540	16,860
Belimo Holding	1,049	578,475
BKW	7,682	1,365,506
Cie Financiere Richemont Class A	32,688	4,498,705
Georg Fischer	1,074	78,023
Kuehne + Nagel International	3,379	1,164,300
Logitech International	23,674	2,245,096
Nestle	64,487	7,476,520
Novartis	39,682	4,004,294
Partners Group Holding	2,177	3,139,767
Roche Holding	13,000	3,779,205
Sandoz Group †	7,936	255,334
Schindler Holding	9,801	2,450,687
Swatch Group	6,332	1,721,057
UBS Group †	73,402	2,277,858
Wizz Air Holdings †	46,523	1,311,135
Zehnder Group	11,237	714,796
		37,802,508
Taiwan − 6.50%
Acer	1,653,000	2,897,685
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Alpha Networks	67,000	$ 82,412
Anpec Electronics	5,000	36,086
Arcadyan Technology	224,000	1,244,424
Asustek Computer	382,000	6,092,732
Azurewave Technologies †	42,000	65,825
C Sun Manufacturing	23,987	48,458
Chicony Electronics	63,000	359,232
ChipMOS Technologies	1,229,000	1,691,900
Compal Electronics	235,000	305,135
D-Link	137,000	89,055
Dynamic Holding	22,000	62,006
Elan Microelectronics	46,000	243,561
Elitegroup Computer Systems	202,000	207,328
Emerging Display Technologies	41,000	40,345
Ennoconn	156,000	1,362,246
Evergreen Marine Taiwan	522,000	2,440,723
Everlight Electronics	59,000	96,121
FocalTech Systems †	86,000	315,244
Getac Holdings	126,000	455,711
Group Up Industrial	31,000	155,553
Hannstar Board	295,000	531,549
Hon Hai Precision Industry	186,000	633,323
International Games System	15,000	353,855
ITE Technology	136,000	666,916
Keystone Microtech	7,000	71,162
King's Town Bank	80,000	104,136
L&K Engineering	234,000	1,296,167
M31 Technology	1,000	34,538
Machvision	5,400	38,445
MediaTek	66,000	2,182,760
Micro-Star International	395,000	2,625,568
Nan Pao Resins Chemical	21,000	192,274
Novatek Microelectronics	211,000	3,554,422
Orient Semiconductor Electronics	98,000	174,028
Pegatron	251,000	713,977
Phison Electronics	12,000	203,320
Pixart Imaging	26,000	130,464
Pou Chen	327,000	329,232
Radiant Opto-Electronics	11,000	47,669
Realtek Semiconductor	164,000	2,519,542
Sea Sonic Electronics	39,000	125,550
Sercomm	183,000	801,991
Silicon Motion Technology ADR	2,181	133,630
Sitronix Technology	20,000	181,164
Sonix Technology	20,000	37,406
Sunplus Innovation Technology	9,000	57,477
Systex	5,000	18,247
Taiwan Semiconductor Manufacturing	742,000	14,336,879
Thermaltake Technology	83,000	121,158

8    NQ- OPTIE [1223] 0224 (3376036)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Unitech Computer	25,000	$ 28,022
Ventec International Group	36,000	105,805
Weblink International	25,000	46,187
		50,688,645
Thailand − 1.24%
Advanced Information Technology NVDR	276,200	30,588
Bangkok Bank NVDR	1,181,000	5,410,127
Banpu NVDR	340,900	67,764
Ichitan Group NVDR	436,500	200,416
Krung Thai Bank NVDR	2,359,630	1,270,579
MK Restaurants Group NVDR	37,000	43,064
PTT Exploration & Production NVDR	522,200	2,274,699
PTT NVDR	195,100	203,963
Somboon Advance Technology NVDR	71,300	37,799
Susco NVDR	424,000	58,080
TTW NVDR	215,800	57,806
		9,654,885
Turkey − 0.09%
Akbank	110,974	137,528
Migros Ticaret	44,670	507,807
Turkiye Petrol Rafinerileri	15,890	77,108
		722,443
Ukraine − 0.09%
Ferrexpo †	625,496	719,553
		719,553
United Arab Emirates − 0.86%
Air Arabia PJSC	557,555	428,100
Emaar Properties PJSC	2,080,589	4,486,628
Emirates NBD Bank PJSC	379,019	1,785,319
		6,700,047
United Kingdom − 2.64%
AJ Bell	5,283	21,077
Bloomsbury Publishing	7,978	47,795
BP ADR	242,329	8,578,447
Bytes Technology Group	7,158	55,838
Centrica	3,081,959	5,525,321
Costain Group	9,855	7,964
Gamma Communications	14,726	211,356
Gem Diamonds †	5,047	854
Greggs	19	630
International Consolidated Airlines Group †	507,458	1,002,589
Investec	312,725	2,153,217
Man Group	52,906	156,858
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Oxford Nanopore Technologies †	493,170	$ 1,308,785
Polar Capital Holdings	20,918	124,250
RELX	5,351	212,122
Sage Group	79,277	1,184,816
		20,591,919
United States − 3.74%
Atlassian Class A †	9,339	2,221,375
CyberArk Software †	13,527	2,963,089
James Hardie Industries CDI †	178,082	6,855,286
Monday.com †	12,099	2,272,313
Spotify Technology †	41,754	7,845,994
Stellantis	295,657	6,903,160
Viemed Healthcare †	6,348	49,832
		29,111,049
Total Common Stocks (cost $733,505,941)		767,124,185

Preferred Stocks – 0.42%Δ
Brazil − 0.41%
Petroleo Brasileiro 8.19% ω	417,200	3,198,396
		3,198,396
Germany − 0.01%
FUCHS 2.77% ω	1,821	81,015
Villeroy & Boch 5.35% ω	548	10,829
		91,844
Total Preferred Stocks (cost $2,634,494)		3,290,240

Exchange-Traded Funds – 0.26%
iShares MSCI Canada ETF	3,952	144,959
iShares MSCI EAFE ETF	16,678	1,256,687
iShares MSCI Emerging Markets ETF	15,689	630,855
Total Exchange-Traded Funds (cost $2,006,753)		2,032,501

Warrants – 0.00%
Canada − 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

NQ- OPTIE [1223] 0224 (3376036)    9

Schedule of investments
Optimum International Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments – 0.17%
Money Market Mutual Funds – 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	318,558	$ 318,558
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	318,558	318,558
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	318,558	318,558
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	318,558	318,558
Total Short-Term Investments (cost $1,274,231)		1,274,232

Total Value of Securities−99.26% (cost $739,421,419)		773,721,158
Receivables and Other Assets Net of Liabilities — 0.74%		5,794,636
Net Assets Applicable to 65,593,151 Shares Outstanding — 100.00%	$779,515,794

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2023, the aggregate value of restricted securities was $126,143, which represented 0.02% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$94,774
Acevector Limited Series G	10/29/14	396,443	31,369
Total		$1,395,925	$126,143
Summary of abbreviations:
ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
10    NQ- OPTIE [1223] 0224 (3376036)